Changes in Accumulated Other Comprehensive Income (Loss) (Reclassifications) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net of interest capitalized		$ (408,513)	$ (333,672)	$ (299,982)
Depreciation and amortization expenses	$ (951,194)	(1,245,942)	(1,033,697)	(951,194)
Other income (Expense)	(5,289)	(24,513)	11,107	(5,289)
Fuel	$ (681,118)	(697,962)	(710,617)
Reclassification out of accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		4,426	(12,620)	(189,802)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		5,205	(11,133)	(188,630)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net of interest capitalized		(4,289)	(10,931)	(31,603)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency forward contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Depreciation and amortization expenses		(14,063)	(12,843)	(10,840)
Other income (Expense)		(5,080)	12,855	(9,472)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency forward contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other indirect operating expenses				0
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Foreign currency collar options
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Depreciation and amortization expenses		0	0	(2,408)
Reclassification out of accumulated other comprehensive income (loss) | Gain (loss) on cash flow derivative hedges: | Fuel contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (Expense)		(1,292)	(1,580)	7,382
Fuel		29,929	1,366	(141,689)
Reclassification out of accumulated other comprehensive income (loss) | Amortization of defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Payroll and related		(779)	(1,487)	(1,172)
Total reclassifications for the period		$ (779)	$ (1,487)	$ (1,172)